Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Net Investment Income [Line Items]
Amortization of policy acquisition costs charged to income	¥ 3,840	¥ 3,444	¥ 7,747	¥ 6,653